Schedule of property and equipment net (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Computer	€ 24,869	€ 16,196
Furniture and fixtures	5,010	4,675
Total property and equipment	29,879	20,871
Less: accumulated depreciation	(6,789)	(1,900)
Property and equipment, net	€ 23,090	€ 18,971